June 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Litman Gregory Funds Trust (Filing Nos: 333-10015 and 811-07763)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated May 27, 2016 to the Prospectus dated April 30, 2016 for the Litman Gregory Masters Alternative Strategies Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on May 27, 2016 (Accession No. 0001193125-16-606445).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	J. Coughlan